S000000289 [Member] Investment Objectives and Goals - Nuveen High Yield Municipal Bond Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen High Yield Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide high current income exempt from regular federal income taxes.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective when consistent with the Fund's primary objective.